Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [Abstract]
Accretion	$ 20,406	$ 15,683
Government grants	(1,271)	(4,009)
Less current portion of asset retirement obligations	20,448	12,813
Non-current portion of asset retirement obligations	602,951	576,110
Oil and gas assets
Reconciliation of changes in other provisions [Abstract]
Property swaps	(781)
Change is asset retirement obligations	54,166	(147,020)
Asset retirement obligation
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of the year	588,923	743,683
Liabilities incurred	24,185	19,942
Liabilities settled	(26,416)	(18,351)
Liabilities acquired from property acquisitions	11	950
Liabilities divested	(43,153)	(3,464)
Property swaps	76	0
Accretion	20,406	15,683
Government grants	(1,271)	(4,009)
Change in estimate	17,067	6,124
Changes in discount rates and inflation rates	12,914	(173,086)
Foreign currency translation	(653)	1,451
Balance, end of the year	$ 623,399	$ 588,923
Estimated risk free rate		3.30%
Estimated inflation rate		2.10%
Asset retirement obligation | Canada
Reconciliation of changes in other provisions [Abstract]
Estimated risk free rate	3.00%	3.30%
Estimated inflation rate	1.60%	2.10%
Asset retirement obligation | U.S.
Reconciliation of changes in other provisions [Abstract]
Estimated risk free rate	4.00%	3.30%
Estimated inflation rate		2.10%
Asset retirement obligation | Oil and gas assets
Reconciliation of changes in other provisions [Abstract]
Change is asset retirement obligations	$ 54,200	$ (147,000)
Asset retirement obligation | Aggregated individually immaterial business combinations
Reconciliation of changes in other provisions [Abstract]
Liabilities assumed from corporate acquisition	$ 31,310	$ 0